                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 1999

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Basswood Partners, L.L.C.
Address: 645 Madison Avenue, 10th Floor
         New York, New York 10022

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Matthew Lindenbaum
Title:   Managing Member
Phone:   (212) 521-9500

Signature, Place, and Date of Signing:

         /s/ Matthew Lindenbaum  New York, NY     August 16, 1999
         _______________________ _______________  _______________
              [Signature]          [City, State]    [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)



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[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]









































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          3

Form 13F Information Table Entry Total:     68

Form 13F Information Table Value Total:     $453,286
                                             [thousands]


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.  Form 13F File Number   Name

    1    28-                    Basswood Capital Management, LLC

    2    28-                    Bennett Lindenbaum

    3    28-                    Matthew Lindenbaum

    [Repeat as necessary.]





















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
                   Form 13F INFORMATION TABLE

   COLUMN 1             COLUMN 2  COLUMN 3     COLUMN 4       COLUMN 5             COLUMN 6       COLUMN 7      COLUMN 8
   ---------            --------  --------     --------       --------             ---------      --------      --------
                                                                             INVESTMENT DISCRETION          VOTING AUTHORITY
                                                                                          (c)
                         TITLE    CUSIP         MARKET     SHRS OR  SH/  PUT/   (a)  (b)   SHARED   OTHER     (a)   (b)    (c)
NAME OF ISSUER          OF CLASS  NUMBER        VALUE      PRN AMT  PRN  CALL  SOLE SHARED OTHER   MANAGERS  SOLE  SHARED  NONE
--------------          --------  ------        ------     -------  ---  ----  ---- ------ ------  --------  ----  ------  ----
American Express Co.
 (AXP)                  Common    025816109   7,000,238      59,450      X           X             1,2,3           X
Associates First
 Captial (AFS)          Common    046008108  12,763,800     283,640      X           X             1,2,3           X
Astoria Financial
 Corp.(ASFC)            Common    046265104  19,417,100     388,342      X           X             1,2,3           X
Banc One Corp. (ONE)    Common    06423A103  32,240,856     585,532      X           X             1,2,3           X
Bank of Commerce
 (BCOM)                 Common    061589107     567,324      28,190      X           X             1,2,3           X
Bank of New York (BK)   Common    064057102  14,398,072     400,642      X           X             1,2,3           X
BancAmerica Corp.
 (BAC)                  Common    06605F102     990,939      14,031      X           X             1,2,3           X
Bay View Capital Corp.
 (BVC)                  Common    07262L101   1,755,224      92,992      X           X             1,2,3           X
Bear Stearns (BSC)      Common    073902108  15,085,910     337,587      X           X             1,2,3           X
Bedford Property
 Investors (BED)        Common    076446301   1,397,009      95,522      X           X             1,2,3           X
Brookfield Property
 Corp.(BPC-CN)          Common    112900105   1,885,847     159,823      X           X             1,2,3           X
Cadillac Fairview
 Corp. (CDF)            Common    126929207   1,294,416      77,568      X           X             1,2,3           X
Capital Corp. of the
 West (CCOW)            Common    140065103   2,879,790     299,199      X           X             1,2,3           X
Centura Banks (CBC)     Common    15640T100   8,987,350     154,455      X           X             1,2,3           X
Citigroup Inc. (C)      Common    172967101  10,197,133     159,642      X           X             1,2,3           X
City Commerce Bank
 (CIBS)                 Common    177785102     885,868      50,621      X           X             1,2,3           X
City National Corp.
 (CYN)                  Common    178566105   3,328,819     107,816      X           X             1,2,3           X
Community State Bank
 (TNEK)                 Common    204136105     693,359      42,999      X           X             1,2,3           X
Conseco Inc. (CNC)      Common    208464107     124,488       4,032      X           X             1,2,3           X
Echelon International
 Corp. (EIN)            Common    278747100   1,623,674      82,735      X           X             1,2,3           X
Fifth Third Banc
 (FITB)                 Common    316773100   4,499,047      68,232      X           X             1,2,3           X





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Financial Federal
 Corp. (FIF)            Common    317492106  12,170,811     640,569      X           X             1,2,3           X
Finova Corp. (FNV)      Common    317928109   4,819,810      92,912      X           X             1,2,3           X
First Community Bank
 of the Desert(FCDE)    Common    31983J104     877,531     230,142      X           X             1,2,3           X
First Industrial Realty
 Trust (FR)             Common    32054K103     718,388      30,011      X           X             1,2,3           X
First Union Corp.
 (FTU)                  Common    337358105   1,481,394      27,722      X           X             1,2,3           X
Foothill Independent
 Bancorp (FOOT)         Common    344905104   8,161,485     553,321      X           X             1,2,3           X
Forest City Enterprises
 (CL-A)(FCE'A)          Common    345550107   1,104,159      45,650      X           X             1,2,3           X
Gateway American Bank
 (GWAM)                 Common    367569100     300,000      75,000      X           X             1,2,3           X
Gentra, Inc. (GTA-CN)   Common    37245E874   2,795,310   1,561,800      X           X             1,2,3           X
Golden State Bancorp
 (GSB)                  Common    381197102   1,314,886      59,096      X           X             1,2,3           X
Grove Property Trust
 (GVE)                  Common    399613108     620,929      52,845      X           X             1,2,3           X
Hallwood Realty
 Partners (HRY)         Common    40636T203     113,243       2,183      X           X             1,2,3           X
Health Care Financial
 Partners (HCF)         Common    42219W108   9,738,303     372,758      X           X             1,2,3           X
Household International
 (HI)                   Common    441815107   4,834,562     105,963      X           X             1,2,3           X
IMC Mortgage Co.
 (IMCC)                 Common    449923101      41,114     263,216      X           X             1,2,3           X
Imperial Bancorp (IMP)  Common    452556103     655,204      38,260      X           X             1,2,3           X
LNR Property Corp.
 (LNR)                  Common    501940100   1,410,446      71,415      X           X             1,2,3           X
Long Beach Financial
 Corp. (LBFC)           Common    542446109   2,598,750     270,000      X           X             1,2,3           X
MBNA Corp. (KRB)        Common    55262L100   2,148,857      90,004      X           X             1,2,3           X
Mellon Bank Corp.
 (MEL)                  Common    585509102  12,948,648     183,995      X           X             1,2,3           X
National City Corp.
 (NCC)                  Common    635405103   3,667,352      55,252      X           X             1,2,3           X
National Mercantile
 Bancorp (MBLAD-PFD)    Preferred 636912206     131,268      15,002      X           X             1,2,3           X
North County Bancorp
 (NCBH)                 Common    658810106   1,470,162     108,901      X           X             1,2,3           X
Northern Trust Corp.
 (NTRS)                 Common    665859104  10,080,219     113,500      X           X             1,2,3           X
Pacific Capital Bancorp
 (SABB)                 Common    69404P101   1,279,649      55,486      X           X             1,2,3           X
Pacificamerica Money
 Center Inc. (PAMM)     Common    694935107       1,329       2,658      X           X             1,2,3           X
Paymentech Inc.(PTI)    Common    704384106     189,402       8,017      X           X             1,2,3           X




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Pointe Financial Corp.
 (PNTE)                 Common    73084P100     367,000      36,700      X           X             1,2,3           X
Professional Bancorp
 (MDB)                  Common    743112104   2,744,345     154,611      X           X             1,2,3           X
Providian Financial

 Corp. (PVN)            Common    74406A102  30,568,285     277,893      X           X             1,2,3           X
Republic Bancshares
 (REPB)                 Common    759929102     175,275       8,200      X           X             1,2,3           X
Southern Pacific
 Funding Corp (SFCFQ)   Common    843576109      25,355     162,529      X           X             1,2,3           X
Sovereign Bancorp
 (SVRN)                 Common    845905108   9,886,485     807,060      X           X             1,2,3           X
Summit Bancorp (SUB)    Common    866005101  37,263,720     955,480      X           X             1,2,3           X
Superior Financial
 Corp. (SUFI)           Common    868161100   3,816,480     386,479      X           X             1,2,3           X
T. Rowe Price & Assoc.
 (TROW)                 Common    741477103   9,326,969     271,330      X           X             1,2,3           X
TCF Financial Corp.
 (TCB)                  Common    872275102  20,864,152     800,543      X           X             1,2,3           X
Toronto Dominion Bank
 (TD)                   Common    891160509  26,662,125     580,400      X           X             1,2,3           X
UnionBancal Corp.
 (UNBC)                 Common    908906100   7,281,677     213,774      X           X             1,2,3           X
United Companies
 Financial Corp.
 (UCFNE)                Common    909870107      54,110     150,305      X           X             1,2,3           X
Urban Shopping Centers
 (URB)                  Common    917060105     948,409      33,060      X           X             1,2,3           X
US Bancorp (USB)        Common    902973106   5,477,386     160,804      X           X             1,2,3           X
Wachovia Corp. (WB)     Common    929771103   1,560,424      19,220      X           X             1,2,3           X
Washington Mutual (WM)  Common    939322103  18,081,838     442,369      X           X             1,2,3           X
Wells Fargo & C0.
 (WFC)                  Common    949746101  22,552,551     643,210      X           X             1,2,3           X
Westamerica Banc
 (WABC)                 Common    957090103   7,312,680     231,231      X           X             1,2,3           X
Western Bancorp
 (WEBC)                 Common    957683105  20,627,733     666,755      X           X             1,2,3           X

Total                                      $453,286,473  15,620,681












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